SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
NOTE H - SUBSEQUENT EVENTS

On July 28, 2011, the Company sold 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock, exercisable at $.60 per share, for total proceeds of $100,000.

On July 28, 2011, the Company entered into a consulting agreement with a company and an individual in exchange for 300,000 shares of common stock.

On July 28, 2011, the Company entered into an Agreement with a company to provide financial advisory services in exchange for 75,000 shares of restricted common stock.